STATEMENT OF OPERATIONS (Parenthetical) - $ / shares	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Income Statement [Abstract]
Earnings Per Share, Diluted	$ (0.00)	$ (0.01)
Weighted Average Number of Shares Outstanding, Diluted	352,447,298	100,230,066